INCOME TAX (Details 3)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Income Taxes [Line Items]
Current income tax provision	¥ 16,230	$ 2,452	¥ 307,900	¥ 0
Adjust over accrued tax of prior years	0	0	0	(1,196,253)
Deferred income taxes provision	0	0	0	1,742,098
Provision for income tax	¥ 16,230	$ 2,452	¥ 307,900	¥ 545,845